CONSOLIDATED STATEMENT OF INCOME - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Revenues	$ 105,828	$ 102,502	$ 106,848
Net income/(loss) from equity accounted investments	18	49	(1)
Other income	616	1,223	327
Total revenues and other income	106,462	103,774	107,174
Purchases [net of inventory variation]	(55,164)	(50,040)	(48,175)
Operating expenses	(11,571)	(10,531)	(10,582)
Selling, general and administrative expenses	(1,207)	(1,255)	(1,218)
Depreciation, amortisation and net impairment	(12,318)	(9,835)	(10,634)
Exploration expenses	(849)	(1,185)	(795)
Total operating expenses	(81,109)	(72,846)	(71,404)
Net operating income/(loss)	25,352	30,927	35,770
Interest income and other financial income	1,175	1,951	2,449
Interest expenses and other financial expenses	(1,436)	(1,582)	(1,660)
Other financial items	(3)	(311)	1,325
Net financial items	(265)	58	2,114
Income/(loss) before tax	25,088	30,986	37,884
Income tax	(20,030)	(22,157)	(25,980)
Net income/(loss)	5,058	8,829	11,904
Attributable to shareholders of the company	5,043	8,806	11,885
Attributable to non-controlling interests	$ 15	$ 23	$ 19
Basic earnings per share (in USD per share)	$ 1.94	$ 3.12	$ 3.93
Diluted earnings per share (in USD per share)	$ 1.94	$ 3.11	$ 3.93